(Loss) Income Per Share (Details) - shares shares in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
(Loss) Income Per Share [Line Items]
Anti-dilutive per share		2.0
Class A Ordinary Shares
(Loss) Income Per Share [Line Items]
Ordinary share vote	1
Class V Ordinary [Member]
(Loss) Income Per Share [Line Items]
Ordinary share vote	10
Share Awards Exercisable [Member]
(Loss) Income Per Share [Line Items]
Anti-dilutive per share	14.3	14.2
Norway Acquisition Exercisable [Member]
(Loss) Income Per Share [Line Items]
Anti-dilutive per share	0.4	0.4
Convertible Senior Notes November 2024 [Member]
(Loss) Income Per Share [Line Items]
Anti-dilutive per share	4.1	25.0
Convertible Senior Notes June 2025 [Member]
(Loss) Income Per Share [Line Items]
Anti-dilutive per share	23.6	23.6
Convertible Senior Notes Convertible November 2025 [Member]
(Loss) Income Per Share [Line Items]
Anti-dilutive per share	22.5
Convertible Senior Notes February 2026 [Member]
(Loss) Income Per Share [Line Items]
Anti-dilutive per share	37.8